Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Revenues	$ 0
Aggregate warrants to purchase	5,149,666
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares outstanding	4,983,314	4,983,314
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares outstanding	166,333	166,333